Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
	May 01, 2013
(Wells Fargo Advantage VT International Equity Fund) | MSCI ACWI ex US (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.83%
5 Years	(2.89%)
10 Years	9.74%
(Wells Fargo Advantage VT International Equity Fund) | Class 1
Average Annual Return:
1 Year	13.68%
5 Years	(4.71%)
10 Years	7.29%
Inception Date of Share Class	Aug. 17, 1998
(Wells Fargo Advantage VT Omega Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.21%
5 Years	3.15%
10 Years	7.69%
(Wells Fargo Advantage VT Omega Growth Fund) | Class 1
Average Annual Return:
1 Year	20.76%
5 Years	7.49%
10 Years	10.26%
Inception Date of Share Class	Mar. 06, 1997
(Wells Fargo Advantage VT Opportunity Fund) | Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.28%
5 Years	3.57%
10 Years	10.65%
(Wells Fargo Advantage VT Opportunity Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%	[1]
5 Years	2.04%	[1]
10 Years	7.68%	[1]
(Wells Fargo Advantage VT Opportunity Fund) | Class 1
Average Annual Return:
1 Year	15.80%
5 Years	3.71%
10 Years	9.63%
Inception Date of Share Class	Aug. 26, 2011
(Wells Fargo Advantage VT Small Cap Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	14.59%
5 Years	3.49%
10 Years	9.80%
(Wells Fargo Advantage VT Small Cap Growth Fund) | Class 1
Average Annual Return:
1 Year	8.11%
5 Years	3.26%
10 Years	10.92%
Inception Date of Share Class	Jul. 16, 2010
(Wells Fargo Advantage VT Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.05%
5 Years	3.55%
10 Years	9.50%
(Wells Fargo Advantage VT Small Cap Value Fund) | Class 1
Average Annual Return:
1 Year	14.33%
5 Years	2.07%
10 Years	9.14%
Inception Date of Share Class	Jul. 16, 2010
(Wells Fargo Advantage VT Discovery Fund) | Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.13%
5 Years	4.07%
10 Years	10.55%
(Wells Fargo Advantage VT Discovery Fund) | Class 2
Average Annual Return:
1 Year	17.74%
5 Years	4.58%
10 Years	11.85%
Inception Date of Share Class	May 08, 1992
(Wells Fargo Advantage VT Index Asset Allocation Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(Wells Fargo Advantage VT Index Asset Allocation Fund) | Index Asset Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.36%
5 Years	5.86%
10 Years	8.07%
(Wells Fargo Advantage VT Index Asset Allocation Fund) | Barclays U.S. Treasury 20+ Year Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.36%
5 Years	9.72%
10 Years	7.85%
(Wells Fargo Advantage VT Index Asset Allocation Fund) | Class 2
Average Annual Return:
1 Year	13.03%
5 Years	2.22%
10 Years	6.56%
Inception Date of Share Class	Apr. 15, 1994
(Wells Fargo Advantage VT International Equity Fund) | MSCI ACWI ex US (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.83%
5 Years	(2.89%)
10 Years	9.74%
(Wells Fargo Advantage VT International Equity Fund) | Class 2
Average Annual Return:
1 Year	13.48%
5 Years	(4.93%)
10 Years	7.03%
Inception Date of Share Class	Jul. 31, 2002
(Wells Fargo Advantage VT Intrinsic Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.51%
5 Years	0.59%
10 Years	7.38%
(Wells Fargo Advantage VT Intrinsic Value Fund) | Class 2
Average Annual Return:
1 Year	19.47%
5 Years	(0.24%)
10 Years	5.93%
Inception Date of Share Class	May 06, 1996
(Wells Fargo Advantage VT Omega Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.21%
5 Years	3.15%
10 Years	7.69%
(Wells Fargo Advantage VT Omega Growth Fund) | Class 2
Average Annual Return:
1 Year	20.39%
5 Years	7.21%
10 Years	9.97%
Inception Date of Share Class	Jul. 31, 2002
(Wells Fargo Advantage VT Opportunity Fund) | Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.28%
5 Years	3.57%
10 Years	10.65%
(Wells Fargo Advantage VT Opportunity Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%	[1]
5 Years	2.04%	[1]
10 Years	7.68%	[1]
(Wells Fargo Advantage VT Opportunity Fund) | Class 2
Average Annual Return:
1 Year	15.52%
5 Years	3.63%
10 Years	9.59%
Inception Date of Share Class	May 08, 1992
(Wells Fargo Advantage VT Small Cap Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	14.59%
5 Years	3.49%
10 Years	9.80%
(Wells Fargo Advantage VT Small Cap Growth Fund) | Class 2
Average Annual Return:
1 Year	7.87%
5 Years	3.13%
10 Years	10.85%
Inception Date of Share Class	May 01, 1995
(Wells Fargo Advantage VT Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.05%
5 Years	3.55%
10 Years	9.50%
(Wells Fargo Advantage VT Small Cap Value Fund) | Class 2
Average Annual Return:
1 Year	14.00%
5 Years	1.94%
10 Years	9.07%
Inception Date of Share Class	Oct. 10, 1997
(Wells Fargo Advantage VT Total Return Bond Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(Wells Fargo Advantage VT Total Return Bond Fund) | Class 2
Average Annual Return:
1 Year	6.10%
5 Years	7.12%
10 Years	6.01%
Inception Date of Share Class	Sep. 20, 1999

[1]	Effective January 1, 2013, the Fund changed its benchmark from the Russell MidCap® Index to the Russell 3000® Index to better align with its new strategy to invest in equity securities of companies of all market capitalizations.